Stock-based Compensation - Other information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation
Total intrinsic value of options exercised	$ 1.4	$ 4.0
Weighted-average grant-date fair value per share of options granted	$ 7.26	$ 5.84